ACCOUNTS RECEIVABLE, NET - Movement of allowance for accounts receivables (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Beginning balance	¥ 60,019	$ 8,223
(Reversal)/ addition	22,449	3,075	¥ (88,325)
Ending balance	¥ 82,468	$ 11,298	60,019
Adoption of ASC 326 | Adjustment
ACCOUNTS RECEIVABLE, NET
Beginning balance			¥ 148,344